Capital Management - Summary of Cash Equivalents and Restricted Short-term Investments (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Capital Management [Line Items]
Cash equivalents	$ 18,502,297	$ 2,994,190
Restricted short-term investments maturity date	Dec. 11, 2018	Dec. 11, 2017
Restricted short-term investments interest rate	0.90%	0.85%
Restricted short-term investments	$ 60,000	$ 72,000
Biodroga Nutraceuticals Inc
Disclosure Of Capital Management [Line Items]
Restricted short-term investments maturity date	May 28, 2018	Jun. 01, 2017
Restricted short-term investments interest rate	1.20%	1.05%
Restricted short-term investments	$ 2,350,000	$ 2,350,000
Cross Currency Swap
Disclosure Of Capital Management [Line Items]
Restricted short-term investments maturity date		Apr. 04, 2018
Restricted short-term investments		$ 323,000
Term Deposits One
Disclosure Of Capital Management [Line Items]
Maturity dates of term deposits	Apr. 27, 2018	Apr. 11, 2017
Term deposits interest rate	1.12%	0.52%
Cash equivalents	$ 18,502,297	$ 1,662,375
Term Deposits Two
Disclosure Of Capital Management [Line Items]
Maturity dates of term deposits		Apr. 25, 2017
Term deposits interest rate		0.53%
Cash equivalents		$ 1,331,815